Segment Information (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue	$ 227,356	$ 198,159	$ 205,435
Asia
Revenue	125,572	119,776	151,608
Europe
Revenue	64,858	48,906	29,658
North America
Revenue	19,943	21,334	15,968
Australia
Revenue	$ 16,983	$ 8,143	$ 8,201